Vert Global Sustainable Real Estate ETF Schedule of Investments
March 31, 2025 (Unaudited)

REAL ESTATE INVESTMENT TRUSTS - 99.0%	Shares	Value
DIVERSIFIED REITs - 7.0% Activia Properties, Inc.	280	$636,619
Alexander & Baldwin, Inc.	33,864	583,477
American Assets Trust, Inc.	20,869	420,302
British Land Co. PLC	460,307	2,194,767
Charter Hall Long Wale REIT	299,487	688,647
Covivio SA	24,405	1,365,573
Custodian Property Income Reit PLC	16,920	16,511
Daiwa House REIT Investment Corp.	929	1,471,093
Empire State Realty Trust, Inc. - Class A	55,749	435,957
GPT Group	880,646	2,392,657
Growthpoint Properties Australia Ltd.	118,508	166,897
Growthpoint Properties Ltd.	1,541,972	1,085,724
Hulic Reit, Inc.	541	518,425
ICADE	16,414	372,340
KDX Realty Investment Corp.	1,834	1,812,660
Land Securities Group PLC	337,191	2,393,771
Merlin Properties Socimi SA	182,637	1,944,248
Mirvac Group	1,808,388	2,355,215
Mori Trust Reit, Inc.	1,191	496,184
Nomura Real Estate Master Fund, Inc.	1,803	1,718,119
NTT UD REIT Investment Corp.	670	594,998
Picton Property Income Ltd.	151,733	140,425
Redefine Properties Ltd.	3,012,537	684,671
Sekisui House Reit, Inc.	2,137	1,138,952
Stockland	1,100,880	3,361,466
Tokyu REIT, Inc.	409	475,079
		29,464,777
EQUITY REITs - 0.5% Aeon Reit Investment Corp	415	343,567
Frontier Real Estate Investment Corp.	857	453,315
Keppel REIT	840,700	537,908
Mori Hills REIT Investment Corp.	582	521,519
		1,856,309
HEALTH CARE REITs - 12.3%
Aedifica SA	21,838	1,473,166
Alexandria Real Estate Equities, Inc. (a)	72,361	6,694,116
Assura PLC	1,403,338	837,214
Cofinimmo SA	17,557	1,157,823
Healthpeak Properties, Inc.	325,143	6,574,391
Ventas, Inc.	198,184	13,627,132
Welltower, Inc.	139,486	21,370,650
		51,734,492
HOTEL & RESORT REITs - 2.0%
CapitaLand Ascott Trust	1,117,100	723,069
DiamondRock Hospitality Co. (a)	88,930	686,540
Hoshino Resorts REIT, Inc.	270	365,982
Host Hotels & Resorts, Inc. (a)	329,108	4,676,625
Japan Hotel REIT Investment Corp.	2,344	1,136,418
RLJ Lodging Trust	74,557	588,255
		8,176,889

INDUSTRIAL REITs - 16.4% Americold Realty Trust, Inc.	123,235	2,644,623
CapitaLand Ascendas REIT	1,641,200	3,260,177
Dexus Industria REIT	79,661	128,073
Dream Industrial Real Estate Investment Trust	66,219	519,906
Frasers Logistics & Commercial Trust	1,270,700	865,033
GLP J-Reit	2,053	1,655,689
Goodman Group	906,257	16,055,390
Goodman Property Trust	503,612	533,363
Industrial & Infrastructure Fund Investment Corp.	1,130	878,066
Japan Logistics Fund, Inc.	1,169	719,974
LaSalle Logiport REIT	806	750,808
LXP Industrial Trust	147,919	1,279,499
Mitsubishi Estate Logistics REIT Investment Corp.	570	437,963
Montea NV	5,696	406,088
Nippon Prologis REIT, Inc.	921	1,426,398
Prologis Property Mexico SAB de CV	469,072	1,506,617
Prologis, Inc.	173,075	19,348,054
Rexford Industrial Realty, Inc. (a)	105,484	4,129,699
Segro PLC	596,665	5,320,187
STAG Industrial, Inc. (a)	85,121	3,074,571
Tritax Big Box REIT PLC	1,008,459	1,827,551
Warehouses De Pauw CVA	80,992	1,917,737
		68,685,466
OFFICE REITs - 6.9% Allied Properties Real Estate Investment Trust	20,600	234,590
Brandywine Realty Trust	66,296	295,680
BXP, Inc. (a)	69,968	4,701,150
CLS Holdings PLC	15,840	14,353
Cousins Properties, Inc.	68,664	2,025,588
Cromwell Property Group	647,533	149,299
Derwent London PLC	45,117	1,075,018
Dexus (b)	514,328	2,269,165
Dream Office Real Estate Investment Trust	3,508	43,361
Gecina SA	22,081	2,071,547
Great Portland Estates PLC	193,075	741,408
Helical PLC	11,098	28,220
Hudson Pacific Properties, Inc.	36,698	108,259
Inmobiliaria Colonial Socimi SA	109,031	642,467
Japan Prime Realty Investment Corp.	391	888,993
Japan Real Estate Investment Corp.	2,843	2,039,948
JBG SMITH Properties (a)	31,650	509,881
Kilroy Realty Corp. (a)	47,060	1,541,686
Nippon Building Fund, Inc.	3,483	2,967,328
NSI NV	7,168	167,247
Orix JREIT, Inc.	1,191	1,403,332
Precinct Properties New Zealand Ltd. (b)	663,165	420,654
SL Green Realty Corp. (a)	30,572	1,764,004
Vornado Realty Trust	71,740	2,653,663
Workspace Group PLC	69,298	371,204
		29,128,045
RESIDENTIAL REITs - 14.6%
Altarea SCA	1,773	191,903
AvalonBay Communities, Inc. (a)	66,660	14,306,569
Care Property Invest NV	8,310	108,257
Centerspace	6,004	388,759
Equity LifeStyle Properties, Inc.	84,780	5,654,826
Equity Residential	158,633	11,354,950
Essex Property Trust, Inc.	29,940	9,178,706
Home Reit PLC (b)(c)	255,956	29,734
InterRent Real Estate Investment Trust	19,500	152,830
Irish Residential Properties REIT PLC	155,416	157,976
Killam Apartment Real Estate Investment Trust	23,742	288,847
Mid-America Apartment Communities, Inc. (a)	53,988	9,047,309
Minto Apartment Real Estate Investment Trust (d)	11,500	108,108
UDR, Inc.	146,679	6,625,490
UMH Properties, Inc. (a)	37,318	697,847
UNITE Group PLC	185,284	1,946,733
Veris Residential, Inc.	36,688	620,761
Xior Student Housing NV	14,483	430,227
		61,289,832
RETAIL REITs - 16.7% Brixmor Property Group, Inc.	141,157	3,747,718
CapitaLand Integrated Commercial Trust	2,609,956	4,077,753
Carmila SA	26,911	508,715
Charter Hall Retail REIT	244,533	545,523
Choice Properties Real Estate Investment Trust	72,334	701,101
Eurocommercial Properties NV	21,500	581,772
Federal Realty Investment Trust	35,429	3,465,665
First Capital Real Estate Investment Trust	42,825	490,661
Frasers Centrepoint Trust	580,300	941,190
Hammerson PLC (b)	188,111	599,244
Immobiliare Grande Distribuzione SIIQ SpA (b)	20,822	63,203
Japan Metropolitan Fund Invest	3,382	2,164,353
Kimco Realty Corp.	315,773	6,707,018
Kiwi Property Group Ltd.	716,960	353,264
Klepierre SA	96,698	3,229,708
Lendlease Global Commercial REIT	909,697	345,172
Macerich Co. (a)	112,971	1,939,712
Mercialys SA	45,409	568,992
Phillips Edison & Co., Inc.	54,045	1,972,102
Regency Centers Corp.	79,528	5,865,985
RioCan Real Estate Investment Trust	71,313	849,761
Scentre Group	2,432,294	5,092,698
Shaftesbury Capital PLC	618,275	996,754
Simon Property Group, Inc.	123,422	20,497,926
Urban Edge Properties	54,200	1,029,800
Vastned Belgium NV	3,705	117,664
Vicinity Ltd.	1,716,286	2,352,908
Wereldhave Belgium Comm VA	447	25,398
Wereldhave NV	16,523	285,572
		70,117,332
SPECIALIZED REITs - 22.6% American Tower Corp.	99,864	21,730,406
Big Yellow Group PLC	76,932	925,480
Charter Hall Social Infrastructure REIT	168,288	284,194
Digital Realty Trust, Inc.	139,469	19,984,513
Equinix, Inc.	24,459	19,942,646
Extra Space Storage, Inc.	99,270	14,740,602
Iron Mountain, Inc.	136,046	11,705,398
Safestore Holdings PLC	87,185	690,962
Shurgard Self Storage Ltd.	7,744	279,394
Unibail-Rodamco-Westfield	55,678	4,685,192
		94,968,787
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $388,171,703)		415,421,929

SHORT-TERM INVESTMENTS - 12.0%		Value
Investments Purchased with Proceeds from Securities Lending - 11.5% Mount Vernon Liquid Assets Portfolio, LLC, 4.42% (e)	Units 48,212,256	48,212,256
Money Market Funds - 0.5% Invesco Government & Agency Portfolio - Class Institutional, 4.26% (e)	Shares 2,107,929	2,107,929
TOTAL SHORT-TERM INVESTMENTS (Cost $50,320,185)		50,320,185
TOTAL INVESTMENTS - 111.0% (Cost $438,491,888)		465,742,114
Liabilities in Excess of Other Assets - (11.0)%		(46,103,318)
TOTAL NET ASSETS - 100.0%		$419,638,796
Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

LLC - Limited Liability Company PLC - Public Limited Company REIT - Real Estate Investment Trust

(a)	All or a portion of this security is on loan as of March 31, 2025. The fair value of these securities was $46,960,991 which represented 11.2% of net assets.
(b)	Non-income producing security.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $29,734 or 0.0% of net assets as of March 31, 2025.

(d)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2025, the value of these securities total $108,108 or 0.0% of the Fund’s net assets.

(e)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.

Summary of Fair Value Disclosure as of March 31, 2025 (Unaudited)

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted, quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the date of measurement.
Level 2 -
Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments model-derived valuations in which all significant inputs and significant value drivers are observable in active markets, such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data).

Level 3 -
Significant unobservable inputs for the asset or liability, to the extent relevant observable inputs, are not available, are representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Real Estate Investment Trusts	$415,392,195	$–	$29,734	$415,421,929
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	48,212,257
Money Market Funds	2,107,929	–	–	2,107,929
Total Investments	$417,500,124	$–	$29,734	$465,742,115

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $48,212,256 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.